Financial risk management - Market risk, value at risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level	99.00%
Holding period	21 days
Number of workdays	0 days
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of workdays	94 days
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of workdays	252 days
Trading Book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	R$ 6,645	R$ 39,861	R$ 11,398
Diversification effects (correlation)	1,758	17,939	3,744
Value-at-Risk	4,887	21,921	7,624
Trading Book | Price index coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	4,882	4,262	383
Trading Book | Pre fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	83	6,319	1,433
Trading Book | Foreign currency coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor		365
Trading Book | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	80	2,014	1,278
Trading Book | Shares prices
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	1,599	4,056	310
Trading Book | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor		22,845	7,994
Banking Book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	452,045	191,893	84,344
Diversification effects (correlation)	84,587	18,491	34,087
Value-at-Risk	367,458	173,402	50,257
Banking Book | Price index coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	364,502	169,917	48,417
Banking Book | Pre fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	49,577	20,345	22,034
Banking Book | Interest rate Coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	36,555	1,631	13,893
Banking Book | Shares prices
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	R$ 1,412	R$ 20,345	R$ 22,034